Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Schedule of Stock Based Compensation Expenses

The stock-based expense recognized in the financial statements for services received is related to Research and Development, Sales and Marketing and General and Administrative expenses as shown in the following table:

	Year ended December 31,
	2021	2020

Stock-based compensation expense - Research and development	95	206
Stock-based compensation expense - Sales and marketing	180	146
Stock-based compensation expense - General and administrative	98	293
	373	645

Schedule of Options Granted to Consultants

The Company’s outstanding options granted to consultants as of December 31, 2021 are as follows:

Issuance date	Options for Common stock	Weighted Average exercise price per share		Options exercisable	Expiration date

April 2012	123	NIS	56.25	123	April 2022
February 2018	15	USD	528.75	15	May 2021- February 2023
August 2018-December 2018	534	USD	352.5	267	August 2023 - December 2023
July 2020	107	USD	375	72	April 2021- July 2023
June 2020	300	USD	32.5	300	March 2022
September-October 2020	1,490	USD	27.25	867	October 2024- September 2025
May-June 2021	6,000	USD	41.75	6,000	December 31 2022

Total	8,569			7,644

Schedule of Fair Value Assumptions of Stock Options
2022 grants
Dividend yield	0%
Expected volatility	96.52%
Risk-free interest	4.06%
Contractual term of up to (years)	5
Suboptimal exercise multiple (NIS)	5

Schedule of Shares Option Activity

Share option activity during 2021 is as follows:

	2021
	Number of options	Weighted average exercise price US$
Outstanding at January 1	39,094	$26.00
Granted	3,900	31.25
Exercised	(752)
Expired	(6,500)
Outstanding at year end	35,742	26.50
Vested at year end	27,063	26.00

Share option activity during 2020 is as follows:

	2020
	Number of options	Weighted average Exercise price US$
Outstanding at January 1	6,556	$346.75
Granted	34,480	26.00
Exercised	-
Expired	(1,942)
Outstanding at year end	39,094	26.00
Vested at year end	15,937	26.00

Schedule of Stock Based Compensation Expenses

The stock-based expense equity awards recognized in the financial statements for services received is related to Cost of Revenues, Research and Development, Sales and Marketing and General and Administrative expenses as shown in the following table:

	Nine months ended September 30,		Three months ended September 30,
	2022	2021	2022	2021

Stock-based compensation expense – Cost of revenues	67	-	39	-
Stock-based compensation expense - Research and development	22	103	4	33
Stock-based compensation expense - Sales and marketing	115	164	57	71
Stock-based compensation expense - General and administrative	123	83	65	14

	327	350	165	118

Non-employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Schedule of Fair Value Assumptions of Stock Options

The fair value of the Company’s stock options granted to non-employees was calculated using the following weighted average assumptions:

	2021	2020
	Grants	Grants

Dividend yield	0%	0%
Expected volatility	125.15%	101.65%-106.74%
Risk-free interest	0.16%	0.17%-0.3%
Contractual term of up to (years)	1.52	1.5-4

Stock option plan for employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Schedule of Fair Value Assumptions of Stock Options
	2021 Grants	2020 Grants
Dividend yield	0%	0%
Expected volatility	98.47%	95.06%
Risk-free interest	0.96%	0.338%
expected life	2-2.27	2-4.8